Related Party Information - Schedule of Related Party Transactions (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
FCA Group [Member]
Related Party Transaction [Line Items]
Net sales	$ 943	$ 904	$ 818
Cost of goods sold	551	631	561
Selling, general and administrative expenses	234	275	278
Trade receivables	27	36
Trade payables	139	178
Subsidiaries and Affiliates [Member]
Related Party Transaction [Line Items]
Net sales	843	718	747
Cost of goods sold	564	505	653
Trade receivables	155	83
Trade payables	$ 144	$ 162